Intangible Assets - Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	(0.50%)
Effect on Valuation	Passes by 1.34x
Cash Generating Units [member] | Mexico [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.9x
Cash Generating Units [member] | Colombia [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 4.7x
Cash Generating Units [member] | Costa Rica [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.80%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3.4x
Cash Generating Units [member] | Guatemala [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.40%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 38.5x
Cash Generating Units [member] | Nicaragua [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.40%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.1x
Cash Generating Units [member] | Panama [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.20%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 9.7x
Cash Generating Units [member] | Argentina [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	1.90%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 13.9x
Cash Generating Units [member] | Brazil [member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.50%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 1.6x
Cash Generating Units [member] | Uruguay [Member] | Coca-Cola FEMSA [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	0.30%
Change in Sales Growth CAGR	(1.00%)
Effect on Valuation	Passes by 3x